LOANS (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of loans and receivables [abstract]
Disclosure of detailed information about distribution of the credit portfolio

The distribution of the loan portfolio of Grupo Aval´s by product is shown as follows:

	December 31, 2025 (1)		December 31, 2024
Commercial
General purpose loans	Ps.	80,975,412	Ps.	82,145,280
Loans funded by development banks		3,298,256		3,517,386
Working capital loans		10,884,896		16,624,543
Credit cards		344,409		338,168
Overdrafts		377,851		648,130
Leases		12,428,160		12,141,136
Interbank loans and overnight funds		1,777,516		705,055
Total commercial	Ps.	110,086,500	Ps.	116,119,698

Consumer
Credit cards	Ps.	6,814,762	Ps.	7,266,716
Personal loans		15,990,343		14,442,142
Automobile and vehicle loans		4,360,959		5,834,498
Overdrafts		44,616		79,347
General purpose loans		209,448		152,803
Leases		12,973		18,808
Payroll loans		33,023,112		34,182,011
Total consumer	Ps.	60,456,213	Ps.	61,976,325

Mortgages
Mortgages	Ps.	19,257,512	Ps.	19,714,057
Leases		2,854,198		2,321,670
Total mortgages	Ps.	22,111,710	Ps.	22,035,727

Microcredit	Ps.	1,520	Ps.	4,375
Gross balance of loan portfolio	Ps.	192,655,943	Ps.	200,136,125
Loss allowance loan portfolio (2)		(8,429,970)		(10,006,639)
Net balance of loan portfolio	Ps.	184,225,973	Ps.	190,129,486

(1) The decrease corresponds to the reclassification to Non-Current Assets Held for Sale of Multi Financial Group operation as of December 31, 2025, see note 13.A.

(2)  See loss allowance reconciliations from the opening to the closing balance in note 4.1.5.

Disclosure of detailed information about distribution of loans portfolio by maturity period

The distribution of Grupo Aval´s loan portfolio by contractual maturity period is as follows:

December 31, 2025

	Up to 1		From 1 to		From 3 to		More than
	year		3 years		5 years		5 years		Total
Commercial	Ps.	49,278,231	Ps.	29,694,500	Ps.	15,860,292	Ps.	13,475,961	Ps.	108,308,984
Consumer		11,207,153		14,398,577		11,566,323		23,284,160		60,456,213
Mortgage		1,119,825		1,739,368		1,963,065		17,289,452		22,111,710
Microcredit		802		100		22		596		1,520
Interbank and overnight funds		1,777,516		—		—		—		1,777,516
Total gross loan portfolio (1)	Ps.	63,383,527	Ps.	45,832,545	Ps.	29,389,702	Ps.	54,050,169	Ps.	192,655,943

(1) As of December 2025, the assets related to Multi Financial Group (MFG) were no longer presented line by line on the Consolidated Statements of Financial Position and were instead reported in a single line item within “Non-current assets held for sale”, see note 13.A.

December 31, 2024

	Up to 1		From 1 to		From 3 to		More than
	year		3 years		5 years		5 years		Total
Commercial	Ps.	59,494,116	Ps.	30,333,667	Ps.	13,675,325	Ps.	11,911,535	Ps.	115,414,643
Consumer		10,887,363		14,549,074		11,342,281		25,197,607		61,976,325
Mortgage		990,277		1,427,865		1,605,095		18,012,490		22,035,727
Microcredit		3,402		209		236		528		4,375
Interbank and overnight funds		705,055		—		—		—		705,055
Total gross loan portfolio	Ps.	72,080,213	Ps.	46,310,815	Ps.	26,622,937	Ps.	55,122,160	Ps.	200,136,125

Schedule of interest income

	For the years ended
	2025		2024 (1)		2023 (1)
Loan Portfolio
Commercial	Ps.	11,525,606	Ps.	12,975,916	Ps.	13,849,612
Consumer		8,756,681		8,805,226		8,899,807
Mortgage		2,095,287		1,751,721		1,476,903
Microcredit		244		48,710		71,352
Interbank and overnight funds		85,577		158,813		129,720
Total interest income of loan portfolio	Ps.	22,463,395	Ps.	23,740,386	Ps.	24,427,394
Cash and cash equivalents		351,742		406,380		748,431
Other accounts receivable		154,223		220,447		177,652
Total interest income cash and cash equivalents and other accounts receivable	Ps.	505,965	Ps.	626,827	Ps.	926,083
Investments in debt securities		2,949,838		2,604,689		2,298,222
Total interest income	Ps.	25,919,198	Ps.	26,971,902	Ps.	27,651,699

(1) The information was modified based on MFG's discontinued operation; see note 13.B.

Disclosure of detailed information about reconciliation of undiscounted lease payments to net investment in finance lease

As of December 31, 2025, and 2024 the following table shows the reconciliation between gross investment in financial leasing and the present value of minimum payments to be received in these dates:

	December 31, 2025		December 31, 2024
Total gross rent payments receivable	Ps.	24,711,683	Ps.	23,631,711
Less amounts representing running costs (such as taxes, maintenance, insurances, etc.,)		(395)		(341)
Plus, estimated residual amount of assets given for rental (without guarantee)		34,858		41,170
Gross investment in contracts of financial leasing		24,746,146		23,672,540
Less unrealized financial income		(9,450,815)		(9,190,926)
Net investment in contracts of financial leasing	Ps.	15,295,331	Ps.	14,481,614
Loss allowance of net investment in financial leasing	Ps.	(468,623)	Ps.	(483,965)

Disclosure of detailed information about gross investment and net investment in financial leasing contracts receivable

The detailed information of gross investment and net investment in financial leasing contracts receivable as of December 31, 2025 and 2024 in each period is as follows:

	December 31, 2025
	Gross investment		Net investment
Up to 1 year	Ps.	4,012,082	Ps.	2,714,800
From 1 to 5 years		10,105,384		6,267,950
More than 5 years		10,628,680		6,312,581
Total	Ps.	24,746,146	Ps.	15,295,331

	December 31, 2024
	Gross investment		Net investment
Up to 1 year	Ps.	3,718,951	Ps.	2,280,167
From 1 to 5 years		9,735,614		5,831,107
More than 5 years		10,217,975		6,370,340
Total	Ps.	23,672,540	Ps.	14,481,614